Risk/Return Summary - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - Fidelity Treasury Only Money Market Fund	Jan. 27, 2025
Risk Lose Money [Text]
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Risk Text Block	You could lose money by investing in the fund .
Risk Money Market Fund May Not Preserve Dollar [Text]
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Risk Text Block	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
Risk Money Market Fund Sponsor May Not Provide Support [Text]
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Risk Text Block	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Risk Not Insured Depository Institution [Text]
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Risk Text Block	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
InterestRateChangesMember
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Risk Text Block	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
IncomeRiskMember
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Risk Text Block	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
IssuerSpecificChangesMember
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Risk Text Block	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.